VIRTUS Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—99.2%
Communication Services—7.4%
Live Nation Entertainment, Inc.(1)	31,518	$5,150
Reddit, Inc. Class A(1)	18,372	4,225
ROBLOX Corp. Class A(1)	74,799	10,361
Spotify Technology S.A.(1)	7,617	5,317
TKO Group Holdings, Inc. Class A	8,207	1,658
Trade Desk, Inc. (The) Class A(1)	57,310	2,809
		29,520

Consumer Discretionary—18.9%
Burlington Stores, Inc.(1)	15,533	3,953
Carvana Co. Class A(1)	18,589	7,012
Chewy, Inc. Class A(1)	44,721	1,809
Coupang, Inc. Class A(1)	193,696	6,237
Deckers Outdoor Corp.(1)	18,424	1,868
DR Horton, Inc.	18,544	3,143
DraftKings, Inc. Class A(1)	91,094	3,407
Duolingo, Inc.(1)	6,727	2,165
Ferrari N.V.	7,310	3,547
Hilton Worldwide Holdings, Inc.	37,382	9,698
Ralph Lauren Corp.	10,166	3,188
Royal Caribbean Cruises Ltd.	33,151	10,727
SharkNinja, Inc.(1)	32,554	3,358
Tapestry, Inc.	33,941	3,843
Tractor Supply Co.	67,519	3,840
Ulta Beauty, Inc.(1)	8,394	4,589
Wingstop, Inc.	10,913	2,746
		75,130

Energy—0.8%
Diamondback Energy, Inc.	21,087	3,018
Financials—9.0%
Affirm Holdings, Inc. Class A(1)	29,861	2,182
Ally Financial, Inc.	33,922	1,330
Ares Management Corp. Class A	41,049	6,563
Coinbase Global, Inc. Class A(1)	9,794	3,305
Fifth Third Bancorp	110,027	4,902
LPL Financial Holdings, Inc.	14,345	4,773
MSCI, Inc. Class A	12,428	7,052
Robinhood Markets, Inc. Class A(1)	28,463	4,075
	Shares	Value

Financials—continued
SLM Corp.	58,390	$1,616
		35,798

Health Care—12.3%
Alnylam Pharmaceuticals, Inc.(1)	17,676	8,060
Cencora, Inc.	32,898	10,282
Dexcom, Inc.(1)	52,445	3,529
Encompass Health Corp.	21,341	2,711
IDEXX Laboratories, Inc.(1)	11,117	7,103
Insulet Corp.(1)	11,566	3,571
Mettler-Toledo International, Inc.(1)	2,265	2,780
Neurocrine Biosciences, Inc.(1)	19,947	2,800
Tenet Healthcare Corp.(1)	12,028	2,442
Ultragenyx Pharmaceutical, Inc.(1)	18,607	560
Veeva Systems, Inc. Class A(1)	16,510	4,918
		48,756

Industrials—23.4%
AeroVironment, Inc.(1)	4,388	1,382
Axon Enterprise, Inc.(1)	12,074	8,665
Carpenter Technology Corp.	7,739	1,900
Fair Isaac Corp.(1)	4,623	6,918
Ferguson Enterprises, Inc.	18,210	4,090
Howmet Aerospace, Inc.	58,970	11,572
Quanta Services, Inc.	30,587	12,676
Rockwell Automation, Inc.	10,707	3,742
Sterling Infrastructure, Inc.(1)	9,390	3,190
Trane Technologies plc	7,846	3,311
United Rentals, Inc.	7,029	6,710
Verisk Analytics, Inc. Class A	23,127	5,817
Vertiv Holdings Co. Class A	82,583	12,458
Westinghouse Air Brake Technologies Corp.	33,683	6,752
Xylem, Inc.	27,174	4,008
		93,191

Information Technology—21.3%
Analog Devices, Inc.	14,155	3,478
AppLovin Corp. Class A(1)	4,294	3,085
Astera Labs, Inc.(1)	11,237	2,200
Cloudflare, Inc. Class A(1)	44,629	9,577
Crowdstrike Holdings, Inc. Class A(1)	14,213	6,970
Datadog, Inc. Class A(1)	44,136	6,285
	Shares	Value

Information Technology—continued
Entegris, Inc.	38,275	$3,539
Fabrinet(1)	8,585	3,130
HubSpot, Inc.(1)	8,189	3,831
Jabil, Inc.	18,684	4,058
Lam Research Corp.	56,772	7,602
Marvell Technology, Inc.	23,224	1,952
Microchip Technology, Inc.	49,418	3,174
Monolithic Power Systems, Inc.	11,892	10,948
Palantir Technologies, Inc. Class A(1)	49,814	9,087
TE Connectivity plc	25,625	5,625
		84,541

Real Estate—2.5%
CBRE Group, Inc. Class A(1)	14,551	2,293
Jones Lang LaSalle, Inc.(1)	14,391	4,292
Zillow Group, Inc. Class A(1)	47,436	3,531
		10,116

Utilities—3.6%
NRG Energy, Inc.	28,005	4,536
Vistra Corp.	49,541	9,706
		14,242

Total Common Stocks (Identified Cost $268,846)		394,312

Total Long-Term Investments—99.2% (Identified Cost $268,846)		394,312

TOTAL INVESTMENTS—99.2% (Identified Cost $268,846)		$394,312
Other assets and liabilities, net—0.8%		3,017
NET ASSETS—100.0%		$397,329

Abbreviations:
MSCI	Morgan Stanley Capital International
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$394,312	$394,312
Total Investments	$394,312	$394,312
See Notes to Schedule of Investments

VIRTUS Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Schedule of Investments

VIRTUS Silvant Mid-Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.